Right-of-use Assets - Additional Information (Detail) $ in Millions	Jun. 30, 2020 USD ($)
Calyxt [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets adjusted to net deferred losses	$ 1.8